Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary equity
Redeemable convertible preferred stock consisted of the following:

	March 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share data)

Series A	7,119,936	7,119,936	$8,815	$8,953
Series B	9,048,560	9,048,560	27,643	27,779
Series C	9,898,011	9,898,011	30,961	31,179
Series D	14,435,636	14,435,636	58,274	58,450
Series E	10,644,057	10,644,057	114,936	115,246
Series F	18,006,075	18,006,075	242,168	250,000
Series F-1	22,190,201	22,046,103	354,554	382,500

Total redeemable convertible preferred stock	91,342,476	91,198,378	$837,351	$874,107

	March 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share data)

Series A	7,119,936	7,119,936	$8,815	$8,953
Series B	9,048,560	9,048,560	27,643	27,779
Series C	9,898,011	9,898,011	30,961	31,179
Series D	14,435,636	14,435,636	58,274	58,450
Series E	10,644,057	10,644,057	114,936	115,246
Series F	18,006,075	18,006,075	242,168	250,000
Series F-1	17,291,066	17,291,066	272,286	300,000

Total redeemable convertible preferred stock	86,443,341	86,443,341	$755,083	$791,607